Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value Of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total For PEO (Tomczyk) (1)	Compensation Actually Paid To PEO (Tomczyk) (2)	Summary Compensation Table Total For PEO (Tilly) (1)	Compensation Actually Paid To PEO (Tilly) (2)	Average Summary Compensation Table Total For Non-PEO NEOs (3)	Average Compensation Actually Paid To Non- PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (7) (in millions)	Adjusted EBITDA (8) (in millions)
2023	$8,366,510	$9,420,432	$9,403,311	$6,889,839	$3,255,931	$5,156,162	$158.37	$137.61	$758	$1,245
2022	—	—	$11,915,247	$14,520,578	$4,096,611	$4,865,964	$109.69	$112.11	$234	$1,136
2021	—	—	$10,646,558	$16,085,506	$3,188,615	$4,608,036	$112.12	$142.25	$527	$987
2020	—	—	$9,062,411	$4,706,224	$2,600,752	$1,566,348	$78.83	$109.59	$467	$875
(1)

The dollar amounts reported in this column are the amounts of total compensation reported for Messrs. Tomczyk or Tilly in connection with their service as CEO of the Company during each corresponding year, as applicable, in the “Total” column of the SCT. Refer to “Executive Compensation – Summary Compensation—Summary Compensation Table.”

(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to Messrs. Tomczyk or Tilly, respectively, for the years during which they served as CEO, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to either individual during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each individual’s total compensation as reported in the SCT for each year to determine Messrs. Tomczyk’s and Tilly’s respective compensation actually paid for that year as computed pursuant to Item 402(v).

Fredric J. Tomczyk	Year
Amount Deducted or Added (1)	2023
Subtract stock and option awards reported in SCT	$-7,150,104
Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$8,155,728
Add/Subtract stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$—
Add stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (2)	$—
Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$19,273
Add dividends paid on unvested shares/units and stock options in the covered fiscal year	$29,025

Edward T. Tilly	Year
Amount Deducted or Added (1)	2023	2022	2021	2020
Subtract stock and option awards reported in SCT	$-7,398,497	$-6,193,018	$-5,348,882	$-4,700,084
Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$2,641,722	$6,681,376	$8,067,733	$3,089,476
Add/Subtract stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$5,677,007	$2,325,770	$2,563,384	$-3,062,317
Add stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (2)	$168,750	$42,091	$51,826	$130,740
Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$122,708	$-345,779	$17,833	$125,425
For awards granted in prior fiscal years that were forfeited during covered fiscal years, subtract the fair value of forfeited awards determined at end of prior fiscal years	$-3,814,963	$—	$—	$—
Add dividends paid on unvested shares/units and stock options in the covered fiscal year	$89,801	$94,891	$87,053	$60,573
(1)	The assumptions used to calculate the values for each RSU and PSU award included in the calculation of “compensation actually paid” did not differ materially from those used to calculate the grant date fair value for such awards. For each PSU-TSR, we used a Monte Carlo model and made appropriate adjustments to the grant date assumptions to reflect changes in the stock price volatility, actual relative TSR and stock price performance, and risk-free interest rates as of the relevant measurement date. For each PSU-EPS, we based the valuation on the probable outcome of earnings per share during the awards’ performance periods as of the last day of the fiscal year.
(2)	The dollar amounts reported in this row include dividend equivalent units awarded from the reinvestment of dividend equivalents on PSUs. The dividend equivalent units are subject to the same terms regarding vesting, forfeiture, and distribution as the applicable PSUs.
(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Messrs. Tomczyk and Tilly) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding Messrs. Tomczyk and Tilly) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Messrs. Schell, Howson, and Isaacson and Mses. Griebenow and Clay; (ii) for 2022, Messrs. Schell, Howson, Isaacson, and Sexton; (iii) for 2021, Messrs. Schell, Howson, Isaacson, and Sexton; and (iv) for 2020, Messrs. Schell, Howson, Isaacson, and Bryan Harkins.
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Tomczyk and Tilly), as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Tomczyk and Tilly) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Tomczyk and Tilly) for each year to determine the compensation actually paid as computed pursuant to Item 402(v), using the same methodology described above in Note 2. Numbers may not foot due to rounding.

Sd
	Year
Average Amount Deducted or Added (1)	2023	2022	2021	2020
Subtract average stock and option awards reported in SCT	$-1,953,534	$-2,141,846	$-1,479,798	$-1,137,627
Add average fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$2,474,877	$2,341,864	$2,231,984	$747,786
Add/Subtract average stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$1,673,107	$626,640	$629,577	$-589,383
Add average for stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (2)	$28,066	$7,703	$6,952	$5,442
Add/Subtract average stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$27,534	$-91,526	$6,552	$-76,806
For awards granted in prior fiscal years that were forfeited during covered fiscal years, subtract the fair value of forfeited awards determined at end of prior fiscal years	$-376,095	$—	$—	$—
Add average dividends paid on unvested shares/units and stock options in the covered fiscal year	$26,276	$26,518	$24,153	$16,185
(1)	The assumptions used to calculate the values for each RSU and PSU award included in the calculation of “compensation actually paid” did not differ materially from those used to calculate the grant date fair value for such awards. For each PSU-TSR, we used a Monte Carlo model and made appropriate adjustments to the grant date assumptions to reflect changes in the stock price volatility, actual relative TSR and stock price performance, and risk-free interest rates as of the relevant measurement date. For each PSU-EPS, we based the valuation on the probable outcome of earnings per share during the awards’ performance periods as of the last day of the fiscal year.
(2)	The dollar amounts reported in this row include dividend equivalent units awarded from the reinvestment of dividend equivalents on PSUs. The dividend equivalent units are subject to the same terms regarding vesting, forfeiture, and distribution as the applicable PSUs.

(5)	The cumulative TSR amounts reported in this column are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period (here, December 31, 2019).
(6)	The cumulative peer group TSR amounts reported in this column represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group included in our Annual Report on Form 10-K that includes CME Group Inc., Intercontinental Exchange Inc., and Nasdaq, Inc.
(7)	The dollar amounts reported in this column represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	The dollar amounts reported in this column represent adjusted EBITDA, which is a non-GAAP measure used by the Company and reconciliations to GAAP measures are provided in Appendix A. While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted EBITDA is the financial performance measure that, in the Company’s reasonable assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name			adjusted EBITDA
Named Executive Officers, Footnote
(1)

The dollar amounts reported in this column are the amounts of total compensation reported for Messrs. Tomczyk or Tilly in connection with their service as CEO of the Company during each corresponding year, as applicable, in the “Total” column of the SCT. Refer to “Executive Compensation – Summary Compensation—Summary Compensation Table.”

(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Messrs. Tomczyk and Tilly) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding Messrs. Tomczyk and Tilly) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Messrs. Schell, Howson, and Isaacson and Mses. Griebenow and Clay; (ii) for 2022, Messrs. Schell, Howson, Isaacson, and Sexton; (iii) for 2021, Messrs. Schell, Howson, Isaacson, and Sexton; and (iv) for 2020, Messrs. Schell, Howson, Isaacson, and Bryan Harkins.

Peer Group Issuers, Footnote
(6)	The cumulative peer group TSR amounts reported in this column represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group included in our Annual Report on Form 10-K that includes CME Group Inc., Intercontinental Exchange Inc., and Nasdaq, Inc.

Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to Messrs. Tomczyk or Tilly, respectively, for the years during which they served as CEO, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to either individual during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each individual’s total compensation as reported in the SCT for each year to determine Messrs. Tomczyk’s and Tilly’s respective compensation actually paid for that year as computed pursuant to Item 402(v).

Fredric J. Tomczyk	Year
Amount Deducted or Added (1)	2023
Subtract stock and option awards reported in SCT	$-7,150,104
Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$8,155,728
Add/Subtract stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$—
Add stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (2)	$—
Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$19,273
Add dividends paid on unvested shares/units and stock options in the covered fiscal year	$29,025

Edward T. Tilly	Year
Amount Deducted or Added (1)	2023	2022	2021	2020
Subtract stock and option awards reported in SCT	$-7,398,497	$-6,193,018	$-5,348,882	$-4,700,084
Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$2,641,722	$6,681,376	$8,067,733	$3,089,476
Add/Subtract stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$5,677,007	$2,325,770	$2,563,384	$-3,062,317
Add stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (2)	$168,750	$42,091	$51,826	$130,740
Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$122,708	$-345,779	$17,833	$125,425
For awards granted in prior fiscal years that were forfeited during covered fiscal years, subtract the fair value of forfeited awards determined at end of prior fiscal years	$-3,814,963	$—	$—	$—
Add dividends paid on unvested shares/units and stock options in the covered fiscal year	$89,801	$94,891	$87,053	$60,573
(1)	The assumptions used to calculate the values for each RSU and PSU award included in the calculation of “compensation actually paid” did not differ materially from those used to calculate the grant date fair value for such awards. For each PSU-TSR, we used a Monte Carlo model and made appropriate adjustments to the grant date assumptions to reflect changes in the stock price volatility, actual relative TSR and stock price performance, and risk-free interest rates as of the relevant measurement date. For each PSU-EPS, we based the valuation on the probable outcome of earnings per share during the awards’ performance periods as of the last day of the fiscal year.
(2)	The dollar amounts reported in this row include dividend equivalent units awarded from the reinvestment of dividend equivalents on PSUs. The dividend equivalent units are subject to the same terms regarding vesting, forfeiture, and distribution as the applicable PSUs.

Non-PEO NEO Average Total Compensation Amount			$ 3,255,931	$ 4,096,611	$ 3,188,615	$ 2,600,752
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,156,162	4,865,964	4,608,036	1,566,348
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Tomczyk and Tilly), as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Tomczyk and Tilly) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Tomczyk and Tilly) for each year to determine the compensation actually paid as computed pursuant to Item 402(v), using the same methodology described above in Note 2. Numbers may not foot due to rounding.

Sd
	Year
Average Amount Deducted or Added (1)	2023	2022	2021	2020
Subtract average stock and option awards reported in SCT	$-1,953,534	$-2,141,846	$-1,479,798	$-1,137,627
Add average fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$2,474,877	$2,341,864	$2,231,984	$747,786
Add/Subtract average stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$1,673,107	$626,640	$629,577	$-589,383
Add average for stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (2)	$28,066	$7,703	$6,952	$5,442
Add/Subtract average stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$27,534	$-91,526	$6,552	$-76,806
For awards granted in prior fiscal years that were forfeited during covered fiscal years, subtract the fair value of forfeited awards determined at end of prior fiscal years	$-376,095	$—	$—	$—
Add average dividends paid on unvested shares/units and stock options in the covered fiscal year	$26,276	$26,518	$24,153	$16,185
(1)	The assumptions used to calculate the values for each RSU and PSU award included in the calculation of “compensation actually paid” did not differ materially from those used to calculate the grant date fair value for such awards. For each PSU-TSR, we used a Monte Carlo model and made appropriate adjustments to the grant date assumptions to reflect changes in the stock price volatility, actual relative TSR and stock price performance, and risk-free interest rates as of the relevant measurement date. For each PSU-EPS, we based the valuation on the probable outcome of earnings per share during the awards’ performance periods as of the last day of the fiscal year.
(2)	The dollar amounts reported in this row include dividend equivalent units awarded from the reinvestment of dividend equivalents on PSUs. The dividend equivalent units are subject to the same terms regarding vesting, forfeiture, and distribution as the applicable PSUs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As described in greater detail in “Executive Compensation–Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for performance philosophy. The most important financial performance measures used by the Company, listed in alphabetical order, to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance were as follows:

Financial Performance Measures
Adjusted EBITDA
Net Revenue
3-Year Adjusted EPS
3-Year Relative TSR Compared to S&P 500

Total Shareholder Return Amount			$ 158.37	109.69	112.12	78.83
Peer Group Total Shareholder Return Amount			137.61	112.11	142.25	109.59
Net Income (Loss)			$ 758,000,000	$ 234,000,000	$ 527,000,000	$ 467,000,000
Company Selected Measure Amount			1,245,000,000	1,136,000,000	987,000,000	875,000,000
PEO Name	Tomczyk	Tilly
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(8)	The dollar amounts reported in this column represent adjusted EBITDA, which is a non-GAAP measure used by the Company and reconciliations to GAAP measures are provided in Appendix A. While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted EBITDA is the financial performance measure that, in the Company’s reasonable assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name			Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			3-Year Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name			3-Year Relative TSR Compared to S&P 500
Tomczyk
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,366,510
PEO Actually Paid Compensation Amount			9,420,432
Tilly
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,403,311	$ 11,915,247	$ 10,646,558	$ 9,062,411
PEO Actually Paid Compensation Amount			6,889,839	14,520,578	16,085,506	4,706,224
PEO | Tomczyk | Subtract stock and option awards reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,150,104)
PEO | Tomczyk | Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,155,728
PEO | Tomczyk | Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,273
PEO | Tomczyk | Add dividends paid on unvested shares/units and stock options in the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,025
PEO | Tilly | Subtract stock and option awards reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,398,497)	(6,193,018)	(5,348,882)	(4,700,084)
PEO | Tilly | Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,641,722	6,681,376	8,067,733	3,089,476
PEO | Tilly | Add/Subtract stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,677,007	2,325,770	2,563,384	(3,062,317)
PEO | Tilly | Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			122,708	(345,779)	17,833	125,425
PEO | Tilly | Add stock and option awards that were granted and vested in the same year, the fair value as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			168,750	42,091	51,826	130,740
PEO | Tilly | For awards granted in prior fiscal years that were forfeited during covered fiscal years, subtract the fair value of forfeited awards determined at end of prior fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,814,963)
PEO | Tilly | Add dividends paid on unvested shares/units and stock options in the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			89,801	94,891	87,053	60,573
Non-PEO NEO | Subtract stock and option awards reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,953,534)	(2,141,846)	(1,479,798)	(1,137,627)
Non-PEO NEO | Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,474,877	2,341,864	2,231,984	747,786
Non-PEO NEO | Add/Subtract stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,673,107	626,640	629,577	(589,383)
Non-PEO NEO | Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			27,534	(91,526)	6,552	(76,806)
Non-PEO NEO | Add stock and option awards that were granted and vested in the same year, the fair value as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			28,066	7,703	6,952	5,442
Non-PEO NEO | For awards granted in prior fiscal years that were forfeited during covered fiscal years, subtract the fair value of forfeited awards determined at end of prior fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(376,095)
Non-PEO NEO | Add dividends paid on unvested shares/units and stock options in the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 26,276	$ 26,518	$ 24,153	$ 16,185